CONVERTIBLE NOTES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Short-Term Debt [Line Items]
Principal Balance, beginning	$ 14,892,899	$ 10,400,000
New Notes		15,000,000
Notes assigned or exchanged
Notes converted		(10,507,101)
Principal Balance, ending	406,667	14,892,899
Less: remaining discount	(51,731)	(9,624,500)
Promissory Notes, net of discount		5,268,399
Principal Settled	(14,486,232)
Promissory Notes, net of discount	354,936
BD1 Notes (related party) [Member] | Convertible Debt [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning		9,900,000
New Notes
Notes assigned or exchanged		(2,000,000)
Notes converted		(7,900,000)
Principal Balance, ending
Less: remaining discount
Promissory Notes, net of discount
Nanyang Convertible Notes [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning		500,000
New Notes
Notes assigned or exchanged		1,000,000
Notes converted		(1,500,000)
Principal Balance, ending
Less: remaining discount
Promissory Notes, net of discount
Fleur Convertible Note [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning
New Notes
Notes assigned or exchanged		1,000,000
Notes converted		(1,000,000)
Less: remaining discount
Promissory Notes, net of discount
Sabby Convertible Note [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning	7,392,899
New Notes		7,500,000
Notes assigned or exchanged
Notes converted		(107,101)
Principal Balance, ending		7,392,899
Less: remaining discount		(4,777,643)
Promissory Notes, net of discount		2,615,256
Principal Settled	(7,392,899)
Promissory Notes, net of discount
L 1 Convertible Note [Member]
Short-Term Debt [Line Items]
Principal Balance, beginning	7,500,000
New Notes		7,500,000
Notes assigned or exchanged
Notes converted
Principal Balance, ending	406,667	7,500,000
Less: remaining discount	(51,731)	(4,846,857)
Promissory Notes, net of discount		$ 2,653,143
Principal Settled	(7,093,333)
Promissory Notes, net of discount	$ 354,936